Equity Incentive Plan	12 Months Ended
Dec. 31, 2020
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.	Equity Incentive Plan:

On January 10, 2019, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 12,500 shares. On January 10, 2019, the Compensation Committee granted an aggregate of 9,000 restricted shares of common stock pursuant to the Plan. Of the total 9,000 shares issued, 4,167 shares were granted to the board of directors, 4,416 shares were granted to certain of the Company’s employees and 417 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $146.40. All the shares vest over a period of two years. 3,000 shares vested on January 10, 2019, 3,000 shares vested on October 1, 2019 and 2,972 shares vested on October 1, 2020.

On December 30, 2019, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan from 3,500 shares to 187,500 shares.

On February 24, 2020, the Compensation Committee granted an aggregate of 156,250 restricted shares of common stock pursuant to the Plan. Of the total 156,250 shares issued, 45,000 shares were granted to the non-executive members of the board of directors, 42,812 were granted to the executive officers, 60,626 shares were granted to certain of the Company’s non-executive employees and 7,812 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $5.12. All the shares vest over a period of two years. 52,084 shares vested on February 24, 2020, 52,083 shares vested on October 1, 2020 and 52,083 shares will vest on October 1, 2021. The related expense for shares granted to the Company’s board of directors and certain of its employees for the years ended December 31, 2020, 2019 and 2018, amounted to $826, $1,295 and $1,281, respectively, and is included under general and administration expenses. The related expense for shares granted to non-employees for the years ended December 31, 2020, 2019 and 2018, amounted to $43, $15 and $21, respectively, and is included under voyage expenses.

Restricted shares during 2020, 2019 and 2018 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2017	1,573	$384.00
Granted	5,250	248.48
Vested	(4,475)	248.48
Forfeited	(191)	297.60
Outstanding at December 31, 2018	2,157	$261.60
Granted	9,000	146.40
Vested	(8,156)	112.32
Forfeited	(20)	146.40
Outstanding at December 31, 2019	2,981	$133.76
Granted	156,250	5.12
Vested	(107,139)	5,23
Forfeited	(28)	5.12
Outstanding at December 31, 2020	52,064	$2.48

The unrecognized cost for the non-vested shares granted to the Company’s Board of Directors and certain of its employees as of December 31, 2020 and 2019 amounted to $119 and $181, respectively. On December 31, 2020, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s board of directors and its other employees not yet recognized is expected to be recognized is 0.75 years.

On January 18, 2021, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 4,000,000 shares (Note 15).